Balance Sheets (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CURRENT ASSETS:
Cash	$ 72,467	$ 3,732	$ 1,034
Accounts receivable	3,613	1,968	16,008
Total Current Assets	76,079	5,700	17,042
PROPERTY AND EQUIPMENT, net	26,591	8,427	5,000
INVENTORY	7,484	723	0
TOTAL ASSETS	110,154	14,850	22,042
CURRENT LIABILITIES:
Accounts payable	131,442	107,438	100,513
Credit cards payable	19,350	17,187	46,262
Notes payable	311,464	189,179	260,695
Derivative liability	149,072	111,111	0
Other liabilities	7,951	20,746	36,599
Total Current Liabilities	619,279	445,661	444,069
STOCKHOLDERS' DEFICIT:
Preferred stock, $0.001 par value, 50,000,000 shares authorized, 923,618 and 911,618 shares issued and outstanding, respectively	924	912	286
Common stock, $0.001 par value, 1,000,000,000 shares authorized, 491,089,215 and 291,617,428 shares issued and outstanding, respectively	491,089	291,617	187,244
Additional paid in capital	2,027,631	1,907,365	1,414,898
Retained (deficit)	(2,987,585)	(2,612,390)	(2,024,455)
Noncontrolling interest	(41,184)	(18,315)	0
Total Stockholders' (Deficit)	(509,125)	(430,811)	(422,027)
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT)	$ 110,154	$ 14,850	$ 22,042